Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	$ 8	$ 15
Derivatives designated as hedging instruments [Member] | Forward Contracts [Member] | Prepaid and Other Current Assets [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	2	3
Derivatives designated as hedging instruments [Member] | Interest rate swaps [Member] | Other assets [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	6	12
Derivatives not designated as hedging instruments [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	0	0
Liability Derivatives
Derivative liability designated as hedging instruments	2	0
Derivatives not designated as hedging instruments [Member] | Forward Contracts [Member] | Prepaid and Other Current Assets [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	0	0
Derivatives not designated as hedging instruments [Member] | Forward Contracts [Member] | Accrued Expenses [Member]
Liability Derivatives
Derivative liability designated as hedging instruments	$ 2	$ 0